Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets [Abstract]
Intangible assets
7.	Intangible assets

AC Immune’s acquired IPR&D asset is a clinically-validated active vaccine candidate for the treatment of Parkinson’s disease. The asset is not yet ready for use until the asset obtains market approval. The carrying amount and net book value are detailed below:

	As of December 31, 2021			As of December 31, 2020
In CHF thousands	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Acquired IPR&D Asset	50,416	—	50,416	—	—	—
Total Intangible Assets	50,416	—	50,416	—	—	—

In accordance with IAS 36 Impairment of Assets, the IPR&D asset is reviewed at least annually for impairment by assessing the fair value less costs to sell (recoverable amount) and comparing this to the carrying value of the asset. The valuation is considered to be Level 3 in the fair value hierarchy in accordance with IFRS 13 Fair Value Measurement due to unobservable inputs used in the valuation. The Company has not determined the IPR&D asset to be impaired as of December 31, 2021.

The key assumptions used in the valuation model in accordance with an income approach to determine the recoverable amount include observable and unobservable key inputs as follows:

●	Anticipated research and development costs;
●	Anticipated costs of goods and sales and marketing expenditures;
●	Probability of achieving clinical and regulatory development milestones in accordance with certain industry benchmarks;
●	Target indication prevalence and incidence rates;
●	Anticipated market share;
●	General commercialization expectations such as anticipated pricing and uptake;
●	Expected patent life and market exclusivity periods; and
●	Other metrics such as the tax rate

The Company’s valuation model calculates the risk-adjusted, net cash flows through the projected period of market exclusivity across target sales regions. The Company uses a discount rate of 15%, based on the assumed cost of capital for the Company over the forecast period.

See “Note 6. Asset acquisition” for further details.